COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,
	2019	2020

	(HK$ in thousands)
Margin loan extended to margin clients	4,141,962	18,424,972
Collateral received from margin clients	19,503,649	89,404,131
Collateral repledged to commercial banks and other financial institutions	9,408,908	58,255,907

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,
	2019	2020

	(HK$ in thousands)
Securities borrowed and lent	935,443	4,307,346
Cash collateral received from borrowers	1,342,738	5,067,828
Cash collateral deposited with lenders	1,126,300	3,645,214